Operating Lease Liabilities - Maturity Analysis of the Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
One year	$ 1,027	$ 924
Two years	1,279	1,246
Three years	1,066	1,209
Four years	1,274	1,211
Total	4,646	4,590
Less: Discount adjustment	(232)	(339)
Total operating lease liabilities	4,414	4,251
Less: current portion	(914)	(219)
Total operating lease liabilities, non-current portion	$ 3,500	$ 4,032